Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	5,815.00
Total Transaction Valuation	66,839,131.00
Total Offset Amount	0.00
Net Fee	$ 5,815.00
Offering Table N/A
Offset Table N/A	N/A